Financial risk management - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial Risk Management [Line Items]
Insurance coverage on risk, percentage	90.00%	90.00%
Hedging liabilities	$ 57,070	$ 57,070	$ 55,490
Liquidity ratio		2.51	2.50
Hedging assets	21,263	$ 21,263	$ 25,039
Credit facility
Financial Risk Management [Line Items]
Undrawn borrowing facilities	1,676,000	$ 1,676,000
Secured Overnight Financing Rate (SOFR)
Financial Risk Management [Line Items]
Financial liabilities maturing in the next 12 months, percentage		7.10%
Liquidity risk
Financial Risk Management [Line Items]
Hedging assets	374,140	$ 374,140	504,393
CLP to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	5,900	5,900
Euro to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	40,350	40,350
South African Rand to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	28,920	28,920
Chinese Renminbi to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	302,650	302,650
Australian Dollar to US Dollar
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	7,790	7,790
Other countries currencies
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets	8,000	$ 8,000
Chile
Financial Risk Management [Line Items]
Average foreign exchange rate, percentage		100
Derivatives
Financial Risk Management [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	831,000
Financial liabilities, at fair value	$ 25,830	$ 25,830
Financial assets, at fair value			2,520
Derivatives | Cash Flow
Financial Risk Management [Line Items]
Derivative instruments designated as fair value hedges assets			1,440
Derivatives | Derivative instruments associated with nominative term deposits | Hedges of foreign exchange risks
Financial Risk Management [Line Items]
Percentage of foreign exchange risk associated with nominative term deposits	100.00%	100.00%
Derivative instruments designated as fair value hedges assets	$ 15,400	$ 15,400
Hedging liabilities			$ 18,300